Derivative Instruments and Hedging - Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total derivative instruments	$ 74,030	$ 77,812
Foreign Exchange Forward | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total derivative instruments	63,716	63,998
Foreign Exchange Forward | Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total derivative instruments	$ 10,314	$ 13,814